FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01608
                                    ---------

                          FRANKLIN HIGH INCOME TRUST
                          --------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  8/31/05
                           -------



Item 1. Schedule of Investments.

Franklin High Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
AUGUST 31, 2005
--------------------------------------------------------------------------------

CONTENTS

AGE High Income Fund..................................................    3
Notes to Statement of Investments ....................................   10







                                 [LOGO OMITTED]
                               FRANKLIN TEMPLETON
                                  INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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
Franklin High Income Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
   AGE HIGH INCOME FUND                                                   COUNTRY     PRINCIPAL AMOUNT C        VALUE
---------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS 94.8%
   COMMERCIAL SERVICES 1.5%
   JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
    10.67% thereafter, 5/15/13 ......................................  United States     35,000,000         $   26,512,500
  aLamar Media Corp., senior sub. note, 144A, 6.625%, 8/15/15 .......  United States     17,800,000             18,245,000
                                                                                                            ---------------
                                                                                                                44,757,500
                                                                                                            ---------------
   COMMUNICATIONS 11.4%
  bAsia Global Crossing Ltd., senior note, 13.375%, 10/15/10 ........     Bermuda        11,000,000                330,000
   AT&T Wireless Services Inc., senior note, 7.875%, 3/01/11 ........  United States     22,000,000             25,456,024
   Dobson Cellular Systems Inc., senior secured note, 9.875%,
    11/01/12 ........................................................  United States     18,000,000             19,890,000
   Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08, 10.375%
    thereafter, 11/15/12 ............................................ United Kingdom     37,200,000             30,783,000
  aIntelsat Bermuda Ltd., senior note, 144A,
       8.25%, 1/15/13 ...............................................     Bermuda        12,200,000             12,474,500
       8.625%, 1/15/15 ..............................................     Bermuda        17,500,000             18,243,750
  bIridium LLC/Capital Corp., senior note, D, 10.875%, 7/15/05 ......     Bermuda        17,000,000              3,400,000
   MCI Inc., senior note,
       6.908%, 5/01/07 ..............................................  United States      5,542,000              5,611,275
       7.688%, 5/01/09 ..............................................  United States      5,542,000              5,777,535
       8.735%, 5/01/14 ..............................................  United States      4,750,000              5,331,875
   Millicom International Cellular SA, senior note, 10.00%, 12/01/13    Luxembourg       10,000,000             10,425,000
   Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ......  United States     33,300,000             35,994,869
   Nextel Partners Inc., senior note, 8.125%, 7/01/11 ...............  United States     26,100,000             28,481,625
   NTL Cable PLC, senior note, 8.75%, 4/15/14 ....................... United Kingdom      8,900,000              9,434,000
   Panamsat Corp., senior note, 9.00%, 8/15/14 ......................  United States     13,177,000             13,934,678
   Qwest Communications International Inc., senior note,
       7.50%, 2/15/14 ...............................................  United States     20,000,000             19,300,000
      a144A, 7.50%, 2/15/14 .........................................  United States     15,000,000             14,475,000
   Qwest Corp.,
       6.875%, 9/15/33 ..............................................  United States     18,300,000             16,149,750
      asenior note, 144A, 7.625%, 6/15/15 ...........................  United States     10,000,000             10,300,000
   Rogers Wireless Communications Inc., senior secured note,
       7.25%, 12/15/12 ..............................................     Canada         12,580,000             13,554,950
       7.50%, 3/15/15 ...............................................     Canada         15,500,000             17,030,625
  bRSL Communications PLC,
       senior disc. note, 10.125%, 3/01/08 .......................... United Kingdom     44,500,000                556,250
       senior note, 12.00%, 11/01/08 ................................ United Kingdom      6,250,000                 78,125
   Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ...  United States     20,000,000             20,400,000
                                                                                                            ---------------
                                                                                                               337,412,831
                                                                                                            ---------------
   CONSUMER DURABLES 3.5%
   D.R. Horton Inc., senior note, 8.50%, 4/15/12 ....................  United States     25,000,000             27,249,625
   Sealy Mattress Co., senior sub. note, 8.25%, 6/15/14 .............  United States     30,000,000             32,175,000
   Simmons Co., senior sub. note, 7.875%, 1/15/14 ...................  United States     16,400,000             15,826,000
   William Lyon Homes Inc., senior note,
       7.625%, 12/15/12 .............................................  United States     10,000,000              9,600,000
       7.50%, 2/15/14 ...............................................  United States     18,500,000             17,575,000
                                                                                                            ---------------
                                                                                                               102,425,625
                                                                                                            ---------------



                                          Quarterly Statement of Investments | 3

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
   AGE HIGH INCOME FUND                                                   COUNTRY     PRINCIPAL AMOUNT C        VALUE
---------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (CONT.)
   CONSUMER NON-DURABLES 2.1%
   Smithfield Foods Inc., senior note,
       7.00%, 8/01/11 ...............................................  United States     18,900,000         $   19,561,500
       7.75%, 5/15/13 ...............................................  United States      9,600,000             10,368,000
   Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ..........  United States     32,800,000             31,734,000
                                                                                                            ---------------
                                                                                                                61,663,500
                                                                                                            ---------------
   CONSUMER SERVICES 19.5%
  bAdelphia Communications Corp., senior note, 10.875%, 10/01/10 ....  United States     25,000,000             21,156,250
   AMC Entertainment Inc.,
       senior note, B, 8.625%, 8/15/12 ..............................  United States      9,400,000              9,776,000
       senior sub. note, 9.50%, 2/01/11 .............................  United States      5,000,000              4,937,500
       senior sub. note, 9.875%, 2/01/12 ............................  United States     12,500,000             12,640,625
   Aztar Corp., senior sub. note, 7.875%, 6/15/14 ...................  United States     13,700,000             14,590,500
   Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ..............  United States     21,600,000             22,167,000
   Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ........  United States     19,200,000             19,176,000
   Caesars Entertainment Inc., senior sub. note, 7.875%, 3/15/10 ....  United States     25,000,000             27,531,250
  bCallahan NordRhein-Westfalen, senior note, 16.00%, 7/15/10 .......     Germany        38,000,000                     --
   CanWest Media Inc.,
       senior note, B, 7.625%, 4/15/13 ..............................     Canada          6,500,000              6,987,500
       senior sub. note, 8.00%, 9/15/12 .............................     Canada          6,000,000              6,330,000
   Charter Communications Holdings II LLC, senior note, 10.25%,
    9/15/10 .........................................................  United States     33,800,000             35,067,500
   Charter Communications Holdings LLC, senior disc. note, zero cpn. to
    1/15/06, 13.50% thereafter, 1/15/11 .............................  United States     15,500,000             12,322,500
   CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ..................  United States     20,000,000             19,500,000
   Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 .......  United States     12,865,000             15,277,187
   Dex Media Inc.,
       B, 8.00%, 11/15/13 ...........................................  United States      7,500,000              8,006,250
       senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
        11/15/13 ....................................................  United States     12,600,000             10,300,500
   DIRECTV Holdings LLC, senior note,
       8.375%, 3/15/13 ..............................................  United States     18,901,000             20,838,352
      a144A, 6.375%, 6/15/15 ........................................  United States     10,000,000             10,025,000
   EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ................  United States     20,000,000             19,975,000
   Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ...........  United States     26,500,000             26,632,500
   LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...........  United States     30,000,000             28,687,500
   Mandalay Resort Group,
       senior sub. note, 10.25%, 8/01/07 ............................  United States     14,600,000             15,895,750
       senior note, 9.50%, 8/01/08 ..................................  United States      5,900,000              6,497,375
a,dMGM Mirage Inc., senior note, 144A, 6.625%, 7/15/15 ..............  United States     20,000,000             20,300,000
   Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ...  United States     11,300,000             11,752,000
  aRainbow National Services LLC, senior sub. deb., 144A, 10.375%,
    9/01/14 .........................................................  United States     29,000,000             33,205,000
   Rogers Cable Inc., senior secured note, 6.75%, 3/15/15 ...........     Canada          9,000,000              9,247,500
   Royal Caribbean Cruises Ltd.,
       senior deb., 7.25%, 3/15/18 ..................................  United States     14,400,000             15,516,000
       senior note, 8.00%, 5/15/10 ..................................  United States      4,200,000              4,620,000
       senior note, 6.875%, 12/01/13 ................................  United States     13,800,000             14,766,000


4 | Quarterly Statement of Investments

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
   AGE HIGH INCOME FUND                                                   COUNTRY     PRINCIPAL AMOUNT C        VALUE
---------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (CONT.)
   CONSUMER SERVICES (CONT.)
   Station Casinos Inc.,
       senior note, 6.00%, 4/01/12 ..................................  United States      9,300,000         $    9,416,250
       senior sub. note, 6.50%, 2/01/14 .............................  United States      7,000,000              7,140,000
       senior sub. note, 6.875%, 3/01/16 ............................  United States     15,000,000             15,487,500
   Universal City Development, senior note, 11.75%, 4/01/10 .........  United States     15,000,000             17,100,000
   Universal City Florida, senior note, 8.375%, 5/01/10 .............  United States      7,000,000              7,402,500
   Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50%
    thereafter, 8/01/11 ............................................. United Kingdom     12,325,000             12,479,063
   Young Broadcasting Inc., senior sub. note,
       10.00%, 3/01/11 ..............................................  United States      5,000,000              4,837,500
       8.75%, 1/15/14 ...............................................  United States     17,900,000             16,289,000
                                                                                                            ---------------
                                                                                                               573,876,352
                                                                                                            ---------------
   ELECTRONIC TECHNOLOGY 3.5%
   Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 .    Singapore       15,600,000             15,951,000
   L-3 Communications Corp., senior sub. note,
       6.125%, 1/15/14 ..............................................  United States     26,500,000             26,831,250
       5.875%, 1/15/15 ..............................................  United States      3,700,000              3,672,250
      a144A, 6.375%, 10/15/15 .......................................  United States      9,300,000              9,486,000
   Sanmina-SCI Corp., senior sub note, 6.75%, 3/01/13 ...............  United States      9,600,000              9,216,000
  aSCG Holding Corp., 144A, zero cpn., 8/04/11 ......................  United States      7,300,000             12,282,250
   Xerox Corp., senior note,
       7.125%, 6/15/10 ..............................................  United States      8,000,000              8,460,000
       6.875%, 8/15/11 ..............................................  United States     15,600,000             16,380,000
                                                                                                            ---------------
                                                                                                               102,278,750
                                                                                                            ---------------
   ENERGY MINERALS 2.9%
   Arch Western Finance, senior note, 6.75%, 7/01/13 ................  United States     30,000,000             30,750,000
   Chesapeake Energy Corp., senior note,
       6.625%, 1/15/16 ..............................................  United States     10,000,000             10,300,000
       6.25%, 1/15/18 ...............................................  United States     27,600,000             27,496,500
   Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ............  United States     15,900,000             16,635,375
                                                                                                            ---------------
                                                                                                                85,181,875
                                                                                                            ---------------
   FINANCE 1.0%
   AmeriCredit Corp., senior note, 9.25%, 5/01/09 ...................  United States     15,000,000             15,993,750
   Western Financial Bank-FSB, sub. deb., 9.625%, 5/15/12 ...........  United States     12,400,000             14,074,000
                                                                                                            ---------------
                                                                                                                30,067,750
                                                                                                            ---------------
   HEALTH SERVICES 6.6%
  aDavita Inc.,
       senior note, 144A, 6.625%, 3/15/13 ...........................  United States      4,700,000              4,794,000
       senior sub. note, 144A, 7.25%, 3/15/15 .......................  United States     18,700,000             19,097,375
   Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .........     Germany        34,600,000             36,001,300
   HCA Inc., senior note, 8.75%, 9/01/10 ............................  United States     25,000,000             28,320,050
   HealthSouth Corp., senior note, 7.625%, 6/01/12 ..................  United States     27,000,000             26,392,500
   Tenet Healthcare Corp., senior note,
       7.375%, 2/01/13 ..............................................  United States     18,000,000             17,640,000
       9.875%, 7/01/14 ..............................................  United States     14,000,000             14,980,000


                                          Quarterly Statement of Investments | 5

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
   AGE HIGH INCOME FUND                                                   COUNTRY      PRINCIPAL AMOUNT C        VALUE
---------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (CONT.)
   HEALTH SERVICES (CONT.)
   United Surgical Partners International Inc., senior sub. note, 10.00%,
    12/15/11 ........................................................  United States     27,000,000         $   29,700,000
   Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
    10/01/14 ........................................................  United States     17,300,000             18,900,250
                                                                                                            ---------------
                                                                                                               195,825,475
                                                                                                            ---------------
   INDUSTRIAL SERVICES 4.2%
   Allied Waste North America Inc.,
       senior note, 7.875%, 4/15/13 .................................  United States     21,600,000             22,356,000
      asenior note, 144A, 7.25%, 3/15/15 ............................  United States      4,000,000              3,990,000
       senior secured note, 6.50%, 11/15/10 .........................  United States      7,500,000              7,406,250
       senior secured note, 6.125%, 2/15/14 .........................  United States      5,000,000              4,687,500
       senior secured note, B, 5.75%, 2/15/11 .......................  United States      2,500,000              2,346,875
   Hanover Equipment Trust 01, senior secured note,
       A, 8.50%, 9/01/08 ............................................  United States     18,000,000             18,855,000
       B, 8.75%, 9/01/11 ............................................  United States     12,000,000             12,930,000
   Pride International Inc., senior note, 7.35%, 7/15/14 ............  United States     20,700,000             22,563,000
  bSafety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..........  United States     10,000,000                  5,000
   Tennessee Gas Pipeline Co., senior deb., 7.00%, 10/15/28 .........  United States     20,000,000             20,896,820
   Universal Compression Inc., senior note, 7.25%, 5/15/10 ..........  United States      7,100,000              7,437,250
                                                                                                            ---------------
                                                                                                               123,473,695
                                                                                                            ---------------
   NON-ENERGY MINERALS 2.0%
  aGlencore Funding LLC, 144A, 6.00%, 4/15/14 .......................   Switzerland      21,100,000             20,203,925
   Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ............  United States     18,917,000             22,119,648
  aNovelis Inc., senior note, 144A, 7.25%, 2/15/15 ..................     Canada         17,600,000             17,732,000
                                                                                                            ---------------
                                                                                                                60,055,573
                                                                                                            ---------------
   PROCESS INDUSTRIES 11.4%
   BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ....  United States     22,455,000             25,570,631
   Buckeye Technologies Inc., senior note, 8.50%, 10/01/13 ..........  United States     11,700,000             12,168,000
   Equistar Chemicals LP, senior note,
       8.75%, 2/15/09 ...............................................  United States     20,000,000             21,350,000
       10.625%, 5/01/11 .............................................  United States      4,400,000              4,906,000
   Georgia-Pacific Corp.,
       7.25%, 6/01/28 ...............................................  United States      3,000,000              3,210,000
       senior note, 8.00%, 1/15/14 ..................................  United States      8,000,000              8,800,000
       senior note, 8.00%, 1/15/24 ..................................  United States     15,000,000             17,137,500
  aHuntsman International LLC, senior sub. note, 144A, 7.375%,
    1/01/15 .........................................................  United States     10,000,000             10,150,000
   IMC Global Inc., senior note, 10.875%, 8/01/13 ...................  United States     28,000,000             33,250,000
   Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 .............  United States     15,800,000             15,128,500
   JSG Funding PLC, senior sub note, 7.75%, 4/01/15 .................     Ireland        11,000,000              9,735,000
   Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 ......  United States     17,400,000             20,140,500
   MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 ..............     Ireland        18,600,000             19,111,500
   Nalco Co.,
       senior note, 7.75%, 11/15/11 .................................  United States      2,700,000              2,841,750
       senior sub. note, 8.875%, 11/15/13 ...........................  United States     27,200,000             29,410,000


6 | Quarterly Statement of Investments

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
   AGE HIGH INCOME FUND                                                   COUNTRY     PRINCIPAL AMOUNT C        VALUE
---------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (CONT.)
   PROCESS INDUSTRIES (CONT.)
  aNewpage Corp., senior secured note, 144A, 10.00%, 5/01/12 ........  United States     20,000,000         $   20,200,000
   Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14   United States      6,700,000              6,716,750
   Owens-Illinois Inc., senior note, 7.80%, 5/15/18 .................  United States     29,000,000             29,942,500
e,f,hPindo Deli Finance Mauritius Ltd., 144A,
      gFRN, 4.675%, 4/29/15 .........................................    Indonesia        3,256,502                759,416
      gFRN, 4.675%, 4/29/18 .........................................    Indonesia        8,467,542              1,974,631
       zero cpn., 4/29/25 ...........................................    Indonesia       17,495,011              4,079,837
  bPolysindo International Finance Co. BV, secured note, 9.375%, 7/30/07 Indonesia       27,750,000              2,011,875
   Rhodia SA, senior note, 10.25%, 6/01/10 ..........................     France         30,000,000             32,625,000
e,f,hTjiwi Kimia Finance Mauritius, secured note, 144A,
      gFRN, 4.675%, 4/29/15 .........................................    Indonesia        1,628,955                498,460
      gFRN, 4.675%, 4/29/18 .........................................    Indonesia        4,192,714              1,282,971
       zero cpn., 4/29/25 ...........................................    Indonesia        5,386,416              1,648,243
                                                                                                            ---------------
                                                                                                               334,649,064
                                                                                                            ---------------
   PRODUCER MANUFACTURING 6.6%
   Case New Holland Inc., senior note, 9.25%, 8/01/11 ...............  United States     32,000,000             34,240,000
   Cooper Standard Auto,
       senior note, 7.00%, 12/15/12 .................................  United States      7,500,000              7,312,500
       senior sub. note, 8.375%, 12/15/14 ...........................  United States     17,500,000             16,012,500
   Fimep SA, senior note, 10.50%, 2/15/13 ...........................     France         20,700,000             23,805,000
  bGoss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ....  United States      9,053,899                     --
  aInvensys PLC, senior note, 144A, 9.875%, 3/15/11 ................. United Kingdom     18,000,000             18,180,000
   Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ......  United States     30,000,000             30,150,000
  aNell AF Sarl, senior note, 144A, 8.375%, 8/15/15 .................   Luxembourg       11,400,000             11,585,250
   Nortek Inc., senior sub. note, 8.50%, 9/01/14 ....................  United States     21,000,000             20,527,500
   Russel Metals Inc., senior note, 6.375%, 3/01/14 .................  United States     17,000,000             16,490,000
   TRW Automotive Inc., senior note, 9.375%, 2/15/13 ................  United States     15,203,000             16,951,345
                                                                                                            ---------------
                                                                                                               195,254,095
                                                                                                            ---------------
   REAL ESTATE INVESTMENT TRUSTS 2.3%
   Host Marriott LP, senior note,
       7.125%, 11/01/13 .............................................  United States     20,000,000             21,000,000
       I, 9.50%, 1/15/07 ............................................  United States      7,000,000              7,385,000
       M, 7.00%, 8/15/12 ............................................  United States      7,100,000              7,455,000
       O, 6.375%, 3/15/15 ...........................................  United States      4,100,000              4,084,625
   Meristar Hospitality Corp., senior note,
       9.00%, 1/15/08 ...............................................  United States     16,500,000             17,407,500
       10.50%, 6/15/09 ..............................................  United States     10,700,000             11,422,250
                                                                                                            ---------------
                                                                                                                68,754,375
                                                                                                            ---------------
   RETAIL TRADE 2.0%
   Rite Aid Corp.,
      asenior note, 144A, 6.125%, 12/15/08 ..........................  United States     26,900,000             25,420,500
       senior deb., 7.70%, 2/15/27 ..................................  United States     10,000,000              8,200,000
   Stater Brothers Holdings Inc., senior note, 8.125%, 6/15/12 ......  United States     25,800,000             26,316,000
                                                                                                            ---------------
                                                                                                                59,936,500
                                                                                                            ---------------



                                          Quarterly Statement of Investments | 7

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
   AGE HIGH INCOME FUND                                                   COUNTRY      PRINCIPAL AMOUNT C        VALUE
---------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (CONT.)
   TECHNOLOGY SERVICES 1.8%
  bPSINet Inc., senior note, 11.00%, 8/01/09 ........................  United States     18,750,000         $       23,438
  aSunGard Data Systems Inc.,
       senior note, 144A, 9.125%, 8/15/13 ...........................  United States     11,100,000             11,710,500
       senior sub. note, 144A, 10.25%, 8/15/15 ......................  United States     11,100,000             11,655,000
   UGS Corp., senior sub. note, 10.00%, 6/01/12 .....................  United States     25,000,000             28,125,000
                                                                                                            ---------------
                                                                                                                51,513,938
                                                                                                            ---------------
   TRANSPORTATION 1.6%
   CP Ships Ltd., senior note, 10.375%, 7/15/12 .....................     Canada         19,200,000             21,792,000
   Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 .  United States     25,900,000             23,828,000
                                                                                                            ---------------
                                                                                                                45,620,000
                                                                                                            ---------------
   UTILITIES 10.9%
  aAES Corp., senior secured note, 144A, 9.00%, 5/15/15 .............  United States     31,700,000             35,187,000
  aAllegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ............  United States     35,000,000             39,550,000
   Aquila Inc., senior note, 14.875%, 7/01/12 .......................  United States     30,000,000             40,575,000
  aCalpine Corp., senior secured note, 144A, 8.75%, 7/15/13 .........  United States     53,000,000             39,485,000
   Dynegy Holdings Inc.,
       senior note, 8.75%, 2/15/12 ..................................  United States     19,000,000             20,947,500
      asenior secured note, 144A, 10.125%, 7/15/13 ..................  United States     20,000,000             22,450,000
   El Paso Corp., senior note, 7.75%, 1/15/32 .......................  United States     42,000,000             42,630,000
   ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ...  United States      6,800,000              7,215,024
   Midland Funding II, sub. secured lease obligation, B, 13.25%,
    7/23/06 .........................................................  United States      8,490,640              9,067,571
   Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ......  United States     31,600,000             35,550,000
   NRG Energy Inc., senior secured note, 8.00%, 12/15/13 ............  United States      7,418,000              8,029,985
  aTexas Genco LLC, senior note, 144A, 6.875%, 12/15/14 .............  United States     18,700,000             19,494,750
                                                                                                            ---------------
                                                                                                               320,181,830
                                                                                                            ---------------
   TOTAL CORPORATE BONDS (COST $2,775,370,527) ......................                                        2,792,928,728
                                                                                                            ---------------
   FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $13,155,679) 0.3%
   GOVERNMENT BONDS 0.3%
   Eskom, E168, 11.00%, 6/01/08 .....................................  South Africa      51,800,000 ZAR          8,742,841
                                                                                                            ---------------

                                                                                        -------------
                                                                                            SHARES
                                                                                        -------------
   COMMON STOCKS 1.1%
   COMMUNICATIONS 1.1%
e,h,iInternational Wireless Communications Holdings Inc. ............  United States      1,759,743                131,981
  hNII Holdings Inc., B .............................................  United States        223,719             17,051,862
   Sprint Nextel Corp. ..............................................  United States        163,094              4,229,027
  hTelewest Global Inc. ............................................. United Kingdom        476,951             10,588,312
                                                                                                            ---------------
                                                                                                                32,001,182
                                                                                                            ---------------
   ENERGY MINERALS 0.0%j
  hMcMoRan Exploration Co. ..........................................  United States         25,937                466,607
                                                                                                            ---------------



8 | Quarterly Statement of Investments

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------------
   AGE HIGH INCOME FUND                                                   COUNTRY           SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   PRODUCER MANUFACTURING 0.0% j
e,hCambridge Industries Liquidating Trust Interest ..................  United States      4,853,892         $       24,269
e,hGoss Holdings Inc., B ............................................  United States        211,174                     --
h,iHarvard Industries Inc. ..........................................  United States        793,966                  7,940
e,h,iVS Holdings ....................................................  United States      1,685,375                     --
                                                                                                            ---------------
                                                                                                                    32,209
                                                                                                            ---------------
   TOTAL COMMON STOCKS (COST $65,785,465) ...........................                                           32,499,998
                                                                                                            ---------------
   PREFERRED STOCKS 0.0%j
   COMMUNICATIONS 0.0%j
   PTV Inc., 10.00%, pfd., A ........................................ United Kingdom            378                    680
                                                                                                            ---------------
   PROCESS INDUSTRIES 0.0%j
b,e,fAsia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ............    Indonesia       24,700,000                279,110
                                                                                                            ---------------
   TOTAL PREFERRED STOCKS (COST $24,708,999) ........................                                              279,790
                                                                                                            ---------------
   CONVERTIBLE PREFERRED STOCKS 1.0%
   COMMUNICATIONS 0.2%
   Dobson Communications Corp., 6.00%, cvt. pfd. ....................  United States         30,388              5,066,287
                                                                                                            ---------------

   UTILITIES 0.8%
   CMS Energy Trust I, 7.75%, cvt. pfd. .............................  United States        530,000             25,689,100
                                                                                                            ---------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $31,157,600) ............                                           30,755,387
                                                                                                            ---------------
   TOTAL LONG TERM INVESTMENTS (COST $2,910,178,270) ................                                        2,865,206,744
                                                                                                            ---------------
   SHORT TERM INVESTMENT (COST $49,813,375) 1.7%
   MONEY FUND 1.7%
  kFranklin Institutional Fiduciary Trust Money Market Portfolio ....  United States     49,813,375             49,813,375
                                                                                                            ---------------
   TOTAL INVESTMENTS (COST $2,959,991,645) 98.9% ....................                                        2,915,020,119
   OTHER ASSETS, LESS LIABILITIES 1.1% ..............................                                           32,509,380
                                                                                                            ---------------
   NET ASSETS 100.0% ................................................                                       $2,947,529,499
                                                                                                            ---------------

CURRENCY ABBREVIATION:
ZAR - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS:
FRN - Floating Rate Note


a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees.
b Defaulted security.
c The principal amount is stated in U.S. dollars unless otherwise indicated.
d Security purchased on a delayed delivery basis.
e See Note 2 regarding restricted and illiquid securities.
f See Note 4 regarding other considerations.
g The coupon rate shown represents the rate at period end.
h Non-income producing.
i See Note 3 regarding holdings of 5% voting securities.
j Rounds to less than 0.05% of net assets.
k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.



  Quarterly Statement of Investments |See Notes to Statement of Investments. | 9

Franklin High Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)



AGE HIGH INCOME FUND

Franklin High Income Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin AGE High Income Fund (the Fund).


1. INCOME TAXES

At August 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.................................    $2,962,681,797
                                                        ---------------
Unrealized appreciation.............................    $  184,933,696
Unrealized depreciation.............................      (232,595,374)
                                                        ---------------
Net unrealized appreciation (depreciation)..........    $  (47,661,678)
                                                        ---------------


2. RESTRICTED AND ILLIQUID SECURITIES

At August 31, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT/                                         ACQUISITION
       SHARES        ISSUER                                    DATE           COST           VALUE
------------------------------------------------------------------------------------------------------
    24,700,000       Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                      Perpetual ...........................   2/14/97     $24,700,000   $     279,110
     4,853,892       Cambridge Industries Liquidating Trust
                      Interest ............................   1/09/02              --          24,269
       211,174     a Goss Holdings Inc., B ................  11/17/99         422,348              --
     1,759,743       International Wireless Communications
                      Holdings Inc. .......................   4/07/00       3,343,512         131,981
     3,256,502       Pindo Deli Finance Mauritius Ltd., 144A,
                      FRN, 4.675%, 4/29/15 ................   4/29/05         756,681         759,416
     8,467,542       Pindo Deli Finance Mauritius Ltd., 144A,
                      FRN, 4.675%, 4/29/18 ................   4/29/05       1,967,518       1,974,631
    17,495,011       Pindo Deli Finance Mauritius Ltd., 144A,
                      zero cpn., 4/29/25 ..................   4/29/05       4,065,141       4,079,837
     1,628,955       Tjiwi Kimia Finance Mauritius, secured
                      note, 144A, FRN, 4.675%, 4/29/15 ....   4/29/05         496,505         498,460
     4,192,714       Tjiwi Kimia Finance Mauritius, secured
                      note, 144A, FRN, 4.675%, 4/29/18 ....   4/29/05       1,277,939       1,282,971
     5,386,416       Tjiwi Kimia Finance Mauritius, secured
                      note, 144A, zero cpn., 4/29/25 ......   4/29/05       1,641,780       1,648,243
     1,685,375       VS Holdings ..........................  12/06/01       1,685,375              --
                                                                                        --------------
                     TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.36% OF NET ASSETS) ... $  10,678,918
                                                                                        --------------

a The Fund also invests in unrestricted securities of the issuer, valued at $0 as of August 31, 2005.

10 | Quarterly Statement of Investments

Franklin High Income Trust

AGE HIGH INCOME FUND

3. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund at August 31, 2005 were as shown below.

----------------------------------------------------------------------------------------------------------------------
                                          NUMBER OF                       NUMBER OF
                                         SHARES HELD                     SHARES HELD   VALUE                REALIZED
                                        AT BEGINNING  GROSS     GROSS       AT END    AT END   INVESTMENT   CAPITAL
  NAME OF ISSUER                          OF PERIOD ADDITIONS REDUCTIONS  OF PERIOD  OF PERIOD   INCOME   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
  NON-CONTROLLED AFFILIATES
  Harvard Industries Inc. .............    793,966       --       --        793,966  $  7,940   $   --     $      --
  International Wireless Communications
   Holdings Inc. ......................  1,759,743       --       --      1,759,743   131,981       --            --
  VS Holdings .........................  1,685,375       --       --      1,685,375        --       --            --
                                                                                     ---------------------------------
                                                TOTAL AFFILIATED SECURITIES
                                                 (0.00% of Net Assets)a ...........  $139,921   $   --     $      --
                                                                                     ---------------------------------

a Rounds to less than 0.005% of net assets.


4. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd., Pindo Deli Finance Mauritius Ltd., and Tjiwi Kimia Finance Mauritius in November 2006. Until the completion of the sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sales proceeds.

















For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



                                         Quarterly Statement of Investments | 11


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 21, 2005


By /s/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Financial Officer
Date    October 21, 2005











                                Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 21, 2005

/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 21, 2005


/s/GALEN G. VETTER
Chief Financial Officer